Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other Accounts Receivable and Prepaid Expenses [Abstract]
Schedule of other accounts receivable and prepaid expenses

	December 31,
	2019	2018
	USD

Government authorities	$14	$41
Asset related to Univo transaction (*)	637	-
Prepaid expenses and others	$3,732	$3,974

	$4,383	$4,015

(*)	On September 10, 2019, the Company entered into a collaboration agreement with Univo, a medical cannabis company, to identify and co-develop specific formulations of cannabis components for the treatment of cancer, inflammatory, autoimmune, and metabolic diseases.. Under this collaboration agreement, Univo will provide the Company with cannabis and cannabis components, as well as full access to its laboratories for both research and manufacturing. The Company greed to pay Univo a total of USD 500 in two installments and issued to Univo 19,934,355 of its ordinary shares through a private placement, representing approximately 16.6% of the Company's ordinary shares outstanding after giving effect to the issuance. The companies will initially share ownership of intellectual property developed in this collaboration. Revenues derived from the collaboration will generally be shared between the Company and Univo on the basis of each party's contribution.